Earnings per share - Basic and diluted (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss attributable to equity holders of the parent
Continuing operations	€ 660	€ 4,201	€ 1,632
Discontinued operations	5	49	(9)
Profit for the year	€ 665	€ 4,250	€ 1,623
Weighted average number of shares outstanding
Weighted average number of shares outstanding (in shares)	5,549,468	5,614,182	5,630,025
Total effect of potentially dilutive shares (in shares)	36,455	55,838	54,210
Adjusted weighted average number of shares (in shares)	5,585,923	5,670,020	5,684,235
Basic
Profit from continuing operations (in EUR per share)	€ 0.12	€ 0.75	€ 0.29
Discontinued operations (in EUR per share)	0.00	0.01	(0.00)
Profit/(loss) for the year (in EUR per share)	0.12	0.76	0.29
Diluted
Profit from continuing operations (in EUR per share)	0.12	0.74	0.29
Discontinued operations (in EUR per share)	0.00	0.01	(0.00)
Profit/(loss) for the year (in EUR per share)	€ 0.12	€ 0.75	€ 0.29
Performance shares
Weighted average number of shares outstanding
Total effect of potentially dilutive shares (in shares)	8,190	46,187	50,300
Restricted shares and other
Weighted average number of shares outstanding
Total effect of potentially dilutive shares (in shares)	28,265	9,651	3,910